UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Callahan Advisors, LLC

Address:   3555 Timmons Lane, Suite 600
           Houston, Texas 77027


Form 13F File Number: 028-12463


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas P. Callahan
Title:  Chairman
Phone:  (713)572-3366

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas P. Callahan             Houston, Texas                     10/29/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              78

Form 13F Information Table Value Total:        $110,421
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------- ----------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
A T & T Corp                       COM               00206R102     2024    74927 SH       SOLE                 72777      0    0
Abbott Laboratories                COM               002824100     1877    37934 SH       SOLE                 35684      0    0
Adobe Systems Inc                  COM               00724F101      647    19585 SH       SOLE                 18860      0    0
Apache Corp                        COM               037411105     1140    12410 SH       SOLE                 11183      0    0
Anadarko Petroleum Corp            COM               032511107     1683    26826 SH       SOLE                 25999      0    0
Avon Products Inc                  COM               054303102     2424    71381 SH       SOLE                 69631      0    0
American Express Company           COM               025816109     1432    42256 SH       SOLE                 41256      0    0
Bank Of America Corp               COM               060505104      326    19260 SH       SOLE                 19036      0    0
Baxter International Inc           COM               071813109     1426    25007 SH       SOLE                 24307      0    0
Bard C R Incorporated              COM               067383109     1370    17431 SH       SOLE                 16831      0    0
Bunge Limited                      COM               G16962105      939    14991 SH       SOLE                 14371      0    0
Bhp Billiton Ltd Adr               COM               088606108     2191    33198 SH       SOLE                 31998      0    0
Burlingtn Nthn Santa Fe            COM               12189T104     2139    26792 SH       SOLE                 26292      0    0
Bank Of Nova Scotia                COM               064149107     1529    33555 SH       SOLE                 32555      0    0
Berkshire Hathaway Cl B            COM               084670207     3336     1004 SH       SOLE                   979      0    0
Peabody Energy Corp                COM               704549104     1828    49120 SH       SOLE                 47020      0    0
Caterpillar Inc                    COM               149123101     1756    34203 SH       SOLE                 32972      0    0
Cullen Frost Bankers               COM               229899109      894    17316 SH       SOLE                 17041      0    0
C H Robinson Worldwd New           COM               12541W209      316     5476 SH       SOLE                  4876      0    0
Core Laboratories N V              COM               N22717107      263     2555 SH       SOLE                  2455      0    0
Clorox Company                     COM               189054109      206     3500 SH       SOLE                  3500      0    0
Compass Minerals Intl              COM               20451N101      431     7000 SH       SOLE                  7000      0    0
Cisco Systems Inc                  COM               17275R102     1790    76043 SH       SOLE                 73693      0    0
C V S Caremark Corp                COM               126650100     1393    38989 SH       SOLE                 37264      0    0
Chevron Corp                       COM               166764100      895    12703 SH       SOLE                 12703      0    0
Dominion Res Inc Va New            COM               25746U109     1402    40635 SH       SOLE                 39735      0    0
Du Pont E I De Nemour&Co           COM               263534109      775    24098 SH       SOLE                 24098      0    0
Diageo Plc New Adr                 COM               25243Q205     1864    30316 SH       SOLE                 30016      0    0
Discover Financial Svcs            COM               254709108     1136    70000 SH       SOLE                 70000      0    0
Danaher Corp Del                   COM               235851102      218     3235 SH       SOLE                  3035      0    0
Disney Walt Hldg Co                COM               254687106     1150    41892 SH       SOLE                 41067      0    0
Ebay Inc                           COM               278642103      307    12995 SH       SOLE                 12995      0    0
Emerson Electric Co                COM               291011104     1722    42965 SH       SOLE                 41815      0    0
Express Scripts Inc                COM               302182100     1771    22828 SH       SOLE                 22253      0    0
Eaton Corporation                  COM               278058102      205     3620 SH       SOLE                  3620      0    0
Corp Executive Board Co            COM               21988R102      361    14500 SH       SOLE                 14500      0    0
Exelon Corporation                 COM               30161N101     1649    33225 SH       SOLE                 32425      0    0
Fiserv Inc                         COM               337738108      836    17345 SH       SOLE                 16595      0    0
F P L Group Incorporated           COM               302571104     1570    28423 SH       SOLE                 27123      0    0
General Electric Company           COM               369604103     1956   119129 SH       SOLE                114752      0    0
Genzyme Corp                       COM               372917104      583    10284 SH       SOLE                  9969      0    0
Graco Incorporated                 COM               384109104      273     9800 SH       SOLE                  9800      0    0
Gilead Sciences Inc                COM               375558103      970    20865 SH       SOLE                 20165      0    0
General Mills Inc                  COM               370334104     2046    31776 SH       SOLE                 30701      0    0
Harris Corporation                 COM               413875105      760    20202 SH       SOLE                 19383      0    0
Intl Business Machines             COM               459200101     2222    18574 SH       SOLE                 17874      0    0
Intel Corp                         COM               458140100     1988   101574 SH       SOLE                 95544      0    0
Johnson & Johnson                  COM               478160104     3180    52218 SH       SOLE                 49750      0    0
J. P. Morgan Chase & Co.           COM               46625H100     1863    42507 SH       SOLE                 40607      0    0
Kinder Morgan Mgmt Llc             COM               49455U100     2513    53082 SH       SOLE                 50930      0    0
Coca Cola Company                  COM               191216100     1014    18876 SH       SOLE                 18104      0    0
Lowes Companies Inc                COM               548661107      553    26420 SH       SOLE                 24220      0    0
Mc Donalds Corp                    COM               580135101     2347    41118 SH       SOLE                 39352      0    0
Monsanto Co New Del                COM               61166W101      783    10115 SH       SOLE                  9515      0    0
Microsoft Corp                     COM               594918104     2159    83938 SH       SOLE                 80738      0    0
Nike Inc Class B                   COM               654106103     1610    24878 SH       SOLE                 24628      0    0
Northern TRUST Corp                COM               665859104      306     5267 SH       SOLE                  5017      0    0
Oracle Corporation                 COM               68389X105     1690    81095 SH       SOLE                 77895      0    0
Paychex Inc                        COM               704326107     1609    55380 SH       SOLE                 54230      0    0
Pepsico Incorporated               COM               713448108     2290    39036 SH       SOLE                 38046      0    0

                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                  COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------- ----------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
---------------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Petsmart Inc                       COM               716768106      233    10693 SH       SOLE                 10491      0    0
Pfizer Incorporated                COM               717081103     1940   117223 SH       SOLE                113718      0    0
Procter & Gamble Co                COM               742718109     2734    47208 SH       SOLE                 45776      0    0
Philip Morris Intl Inc             COM               718172109      374     7665 SH       SOLE                  7411      0    0
Transocean Offshore                COM               H8817H100     1236    14450 SH       SOLE                 13856      0    0
Scana Corporation New              COM               80589M102     1798    51516 SH       SOLE                 50066      0    0
Ishares 1-12 mo. T-Bond            ETF               464288679     2190    19871 SH       SOLE                 19871      0    0
Ishares 1-3 yr T-Bond              ETF               464287457     4987    59357 SH       SOLE                 56984      0    0
Ishares Tr Barclays TIPs Bond Fund ETF               464287176     3593    34927 SH       SOLE                 33381      0    0
Sysco Corporation                  COM               871829107      524    21101 SH       SOLE                 20295      0    0
Target Corporation                 COM               87612E106      401     8586 SH       SOLE                  8464      0    0
Telus Corp Non Vtg                 COM               87971M202      762    24525 SH       SOLE                 23465      0    0
U S Bancorp Del New                COM               902973304      547    25000 SH       SOLE                 25000      0    0
Wal-Mart Stores Inc                COM               931142103     2131    43417 SH       SOLE                 41909      0    0
Weingarten Rlty Invs Sbi           COM               948741103     1173    58897 SH       SOLE                 56147      0    0
Western Union Company              COM               959802109      681    36000 SH       SOLE                 36000      0    0
Exxon Mobil Corporation            COM               30231G102     3053    44491 SH       SOLE                 40069      0    0
Xerox Corp                         COM               984121103      131    16984 SH       SOLE                 16984      0    0